Segment Information - Segment Reporting Information (Detail) (USD $) In Millions, unless otherwise specified	1 Months Ended		2 Months Ended	3 Months Ended								6 Months Ended		12 Months Ended		11 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	3 Months Ended		6 Months Ended		11 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	3 Months Ended		6 Months Ended			11 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	3 Months Ended		6 Months Ended			11 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	3 Months Ended		6 Months Ended		11 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended
	Jun. 15, 2012	Jan. 31, 2011	Mar. 31, 2011	Jun. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2010	Dec. 31, 2011 Successor [Member]	Dec. 31, 2012 Successor [Member]	Jan. 31, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]	Jun. 30, 2013 Minerals Sands [Member]	Jun. 30, 2012 Minerals Sands [Member]	Jun. 30, 2013 Minerals Sands [Member]	Jun. 30, 2012 Minerals Sands [Member]	Dec. 31, 2011 Minerals Sands [Member] Successor [Member]	Dec. 31, 2012 Minerals Sands [Member] Successor [Member]	Jan. 31, 2011 Minerals Sands [Member] Predecessor [Member]	Dec. 31, 2010 Minerals Sands [Member] Predecessor [Member]	Jun. 30, 2013 Pigment [Member]	Jun. 30, 2012 Pigment [Member]	Jun. 30, 2013 Pigment [Member]	Jun. 30, 2012 Pigment [Member]	Dec. 31, 2012 Pigment [Member]	Dec. 31, 2011 Pigment [Member] Successor [Member]	Dec. 31, 2012 Pigment [Member] Successor [Member]	Jan. 31, 2011 Pigment [Member] Predecessor [Member]	Dec. 31, 2010 Pigment [Member] Predecessor [Member]	Jun. 30, 2013 Corporate and Other [Member]	Jun. 30, 2012 Corporate and Other [Member]	Jun. 30, 2013 Corporate and Other [Member]	Jun. 30, 2012 Corporate and Other [Member]	Dec. 31, 2012 Corporate and Other [Member]	Dec. 31, 2011 Corporate and Other [Member] Successor [Member]	Dec. 31, 2012 Corporate and Other [Member] Successor [Member]	Jan. 31, 2011 Corporate and Other [Member] Predecessor [Member]	Dec. 31, 2010 Corporate and Other [Member] Predecessor [Member]	Jun. 30, 2013 Eliminations [Member]	Jun. 30, 2012 Eliminations [Member]	Jun. 30, 2013 Eliminations [Member]	Jun. 30, 2012 Eliminations [Member]	Dec. 31, 2011 Eliminations [Member] Successor [Member]	Dec. 31, 2012 Eliminations [Member] Successor [Member]	Jan. 31, 2011 Eliminations [Member] Predecessor [Member]	Dec. 31, 2010 Eliminations [Member] Predecessor [Member]
Segment Reporting Information [Line Items]
Net Sales		$ 108	$ 267	$ 525	$ 482	$ 487	$ 429	$ 434	$ 383	$ 465	$ 428	$ 995	$ 863			$ 1,543	$ 1,832	$ 108	$ 1,218	$ 312	$ 89	$ 610	$ 172	$ 160	$ 760	$ 8	$ 109	$ 304	$ 348	$ 592	$ 710		$ 1,327	$ 1,246	$ 89	$ 1,005	$ 35	$ 27	$ 62	$ 58		$ 133	$ 128	$ 14	$ 153	$ (126)	$ (35)	$ (269)	$ (77)	$ (77)	$ (302)	$ (3)	$ (49)
Income (Loss) from Operations				9			22					(10)	135			302	25	20	210	68	46	164	97	42	156	2	7	(56)	37	(124)	146		323	57	20	163	(11)	(76)	(35)	(104)		(54)	(139)	(1)	40	8	15	(15)	(4)	(9)	(49)	(1)
Interest and debt expense				(35)			(14)					(62)	(22)			(30)	(65)	(3)	(50)
Loss on extinguishment of debt												(4)
Other income (expense)				26			(3)					32	(4)			(10)	(7)	2	(8)
Gain on bargain purchase	205						1,055						1,055	185			1,055
Reorganization income (expense)		613													613			613	(145)
Income (Loss) from Continuing Operations before Income Taxes							1,060					(44)	1,164			262	1,008	632	7
Total Assets				5,847	5,511							5,847		5,511		1,657	5,511	1,448	1,098					228	3,164	221	152	1,823		1,823		1,680	1,217	1,680	987	564	1,100		1,100		725	224	725	241	382					(12)	(58)	(1)
Depreciation, depletion and amortization				73			31					146	53			79	211	4	50	49	11	98	15		125			20	16	41	31		67	71	3	40	4	4	7	7		12	15	1	10
Capital Expenditures				$ 34			$ 27					$ 79	$ 48			$ 133	$ 166	$ 6	$ 45	$ 18	$ 20	$ 49	$ 20		$ 96			$ 12	$ 3	$ 25	$ 15		$ 117	$ 39	$ 4	$ 37	$ 4	$ 4	$ 5	$ 13		$ 16	$ 31	$ 1	$ 8							$ 1